Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income:
Loans, including fees	$ 2,653,672	$ 2,769,778	$ 2,684,762
Investment securities	367,544	329,478	248,294
Loans held for sale	4,078	3,679	30,092
Federal Reserve Bank balances	77,700	75,922	68,289
Other earning assets	13,173	14,732	18,921
Total interest income	3,116,167	3,193,589	3,050,358
Interest expense:
Deposits	1,109,023	1,329,932	1,026,755
Long-term debt	133,153	109,657	180,670
Federal funds purchased, securities sold under repurchase agreements, and other short-term borrowings	774	4,423	26,278
Total interest expense	1,242,950	1,444,012	1,233,703
Net interest income	1,873,217	1,749,577	1,816,655
Provision for (reversal of) credit losses	68,871	136,685	189,079
Net interest income after provision for credit losses	1,804,346	1,612,892	1,627,576
Non-interest revenue:
Service charges on deposit accounts	100,655	91,647	90,096
Fiduciary and asset management fees	84,590	79,828	78,077
Card fees	82,529	76,920	72,357
Brokerage revenue	85,045	84,881	90,004
Mortgage banking income	15,311	14,060	15,157
Capital markets income	49,547	44,058	39,045
Income from bank-owned life insurance	38,399	34,429	31,429
Investment securities gains (losses), net	704	(256,660)	(76,718)
Recovery of NPA	0	0	13,126
Other non-interest revenue	79,612	70,441	51,437
Total non-interest revenue	536,392	239,604	404,010
Non-interest expense:
Salaries and other personnel expense	776,344	737,467	728,378
Net occupancy, equipment, and software expense	195,785	187,451	179,581
Third-party processing and other services	90,856	85,751	86,649
Professional fees	47,066	46,089	39,854
FDIC insurance and other regulatory fees	25,314	45,921	94,737
Restructuring charges (reversals)	(2,305)	2,121	17,707
Merger-related expense	42,261	0	0
Loss on other loans held for sale	0	0	50,064
Other operating expense	146,737	142,743	138,454
Total non-interest expense	1,322,058	1,247,543	1,335,424
Income before income taxes	1,018,680	604,953	696,162
Income tax expense	228,488	125,502	154,021
Net income	790,192	479,451	542,141
Less: Net income (loss) attributable to noncontrolling interest	(1,788)	(3,009)	(1,564)
Net income attributable to Synovus Financial Corp.	791,980	482,460	543,705
Less: Preferred stock dividends	45,325	42,903	35,950
Net income available to common shareholders	$ 746,655	$ 439,557	$ 507,755
Net income per common share, basic (in dollars per share)	$ 5.36	$ 3.05	$ 3.48
Net income per common share, diluted (in dollars per share)	$ 5.33	$ 3.03	$ 3.46
Weighted average common shares outstanding, basic (in shares)	139,296	144,164	146,115
Weighted average common shares outstanding, diluted (in shares)	140,149	144,998	146,734